COMMON SHARES (Details) $ in Thousands	12 Months Ended
	Apr. 30, 2025 USD ($)	Feb. 28, 2025 USD ($) class shares	Apr. 30, 2024 USD ($)	Feb. 29, 2024 USD ($) shares	Apr. 30, 2023 USD ($)	Feb. 28, 2023 USD ($) shares
COMMON SHARES
Classes of common shares | class		2
Stock issued | $				$ 487
Share repurchases | $		$ 13,147		233,557		$ 66,368
Aggregate consideration | $		$ 13,147		$ 233,557		$ 66,368
Maximum
COMMON SHARES
Share repurchases | $	$ 503,800		$ 737,400		$ 803,700
Class A Common shares
COMMON SHARES
Number of common share voting rights		one
Depositary receipt ratio		0.33
Shares converted (in shares) | shares		1,839,056		2,315,735		2,310,009
Common share issued | shares		26,027		133,385		26,092
Shares issued | shares				27,680
Repurchase of shares | shares		499,933		13,385,764		5,959,339
Aggregate consideration | $		$ 13,147		$ 233,557		$ 66,368
Class B Common shares
COMMON SHARES
Number of common share voting rights		ten
Conversion ratio of Class B into Class A | shares		1